Average Annual Total Returns	12 Months Ended
Oct. 31, 2012
Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.78%
Five Years	1.10%
Ten Years	7.11%
Inception Date	Oct. 23, 1958
Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.94%
Five Years	1.20%
Ten Years	7.23%
Inception Date	Nov. 12, 2001
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.72%
Five Years	1.29%
Ten Years	7.82%
Inception Date	Jun. 24, 1985
Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.80%
Five Years	1.38%
Ten Years	7.92%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.39%
Five Years	0.81%
Ten Years	6.36%
Return After Taxes on Distributions | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.30%
Five Years	0.91%
Ten Years	7.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.97%
Five Years	0.88%
Ten Years	6.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.38%
Five Years	1.03%
Ten Years	6.79%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
Russell 1000 Value Index | Vanguard Windsor Fund | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%
Russell 1000 Value Index | Vanguard Windsor II Fund | Vanguard Windsor II Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.51%
Five Years	0.59%
Ten Years	7.38%